INTANGIBLE ASSET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets, Gross Carrying Amount	$ 57,143
Intangible Assets, Accumulated Amortization	(25,176)
Intangible Assets, Net Carrying Amount	37,765	$ 49,029
Sotware developments [Member]
Intangible Assets, Gross Carrying Amount	57,143
Intangible Assets, Accumulated Amortization	(25,176)
Intangible Assets, Net Carrying Amount	$ 31,967
Intangible Assets, Weighted Average Useful Lives	5 years
Foreign Currency Translation Adjustment [Member]
Intangible Assets, Net Carrying Amount	$ 5,798